Summary of Pre-tax Impact of Derivative Instruments on Condensed Consolidated Statements of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	$ (112)	$ (4,107)	$ (5,516)	$ (8,900)
Realized (loss) gain on financial instruments, net | Non-designated
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	4	4,107	5,408	8,900
Unrealized gain (loss) on financial instruments, net | Non-designated
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	43	4,161	5,220	(9,434)
Other comprehensive Income (Loss) | Designated
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	3,288	158	3,084	(13,093)
Interest expense | Designated
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	$ 2,887	$ 1,130	$ 5,378	$ 1,658